Investment Risks	Jan. 31, 2026
Advisors Capital Total Return – Equity Fund | Common Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Advisors Capital Total Return – Equity Fund | General Risks
Prospectus [Line Items]
Risk [Text Block]

General Risks. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is the risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as COVID-19); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Advisors Capital Total Return – Equity Fund | Growth Investing Risk
Prospectus [Line Items]
Risk [Text Block]	Growth Investing Risk. If the Sub-Advisor's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund's return.
Advisors Capital Total Return – Equity Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Sub-Advisor's implementation of the Fund's strategy may fail to produce the intended results. Although the Sub-Advisor has managed similar strategies, the Sub-Advisor has not managed a mutual fund.

Advisors Capital Total Return – Equity Fund | Sector Risk
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times. Financial sector companies are often subject to extensive governmental regulation and the potential for additional burdensome regulation. The healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and product liability claims. Information technology companies face intense competition and potentially rapid product obsolescence.

Advisors Capital Total Return – Equity Fund | Small- and Mid-Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Companies Risk. The Fund invests in the stocks of small- and mid-capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies. Small- and mid-capitalization companies may experience higher failure rates (bankruptcy) than do larger companies. The trading volume of securities of small- and mid-capitalization companies are normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Advisors Capital Total Return – Equity Fund | Value Investing Risk
Prospectus [Line Items]
Risk [Text Block]

Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company's intrinsic value may never be fully realized by the market or that a company judged by the Sub-Advisor to be undervalued may actually be appropriately priced.

Advisors Capital Total Return – Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Advisors Capital Small/Mid Cap Fund | Common Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Advisors Capital Small/Mid Cap Fund | General Risks
Prospectus [Line Items]
Risk [Text Block]

General Risks. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is the risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as COVID-19); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Advisors Capital Small/Mid Cap Fund | Growth Investing Risk
Prospectus [Line Items]
Risk [Text Block]	Growth Investing Risk. If the Sub-Advisor's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund's return.
Advisors Capital Small/Mid Cap Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Sub-Advisor's implementation of the Fund's strategy may fail to produce the intended results. Although the Sub-Advisor has managed similar strategies, the Sub-Advisor has not managed a mutual fund.

Advisors Capital Small/Mid Cap Fund | Sector Risk
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times. Financial sector companies are often subject to extensive governmental regulation and the potential for additional burdensome regulation. The healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and product liability claims. Information technology companies face intense competition and potentially rapid product obsolescence. Industrial sector companies may be adversely affected by supply and demand related to their specific products or services and industrial sector products in general as well as technological developments and introduction of new products.

Advisors Capital Small/Mid Cap Fund | Small- and Mid-Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]

Small-and Mid-Capitalization Companies Risk. The Fund invests in the stocks of small- and mid-capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies. Small-and mid-capitalization companies may experience higher failure rates (bankruptcy) than do larger companies. The trading volume of securities of small-and mid-capitalization companies are normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Advisors Capital Small/Mid Cap Fund | Value Investing Risk
Prospectus [Line Items]
Risk [Text Block]

Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company's intrinsic value may never be fully realized by the market or that a company judged by the Sub-Advisor to be undervalued may actually be appropriately priced.

Advisors Capital Small/Mid Cap Fund | Foreign Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Risk. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization.

Advisors Capital Small/Mid Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Advisors Capital Tactical Fixed Income Fund | General Risks
Prospectus [Line Items]
Risk [Text Block]

General Risks. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is the risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as COVID-19); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Advisors Capital Tactical Fixed Income Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Sub-Advisor's implementation of the Fund's strategy may fail to produce the intended results. Although the Sub-Advisor has managed similar strategies, the Sub-Advisor has not managed a mutual fund.

Advisors Capital Tactical Fixed Income Fund | Foreign Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Risk. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization.

Advisors Capital Tactical Fixed Income Fund | Fixed Income Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. Fixed income securities fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities. Fixed income securities are also subject to credit risk, extension risk and prepayment risk.

Advisors Capital Tactical Fixed Income Fund | Exchange Traded Funds Risk
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Funds Risk. To the extent that the Fund invests in ETFs, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) the ETF. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the ETF's underlying index or benchmark (if any) does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

Advisors Capital Tactical Fixed Income Fund | Hedging Risk
Prospectus [Line Items]
Risk [Text Block]

Hedging Risk. The Sub-Advisor's hedging techniques using inverse ETFs may not be effective as an inverse ETF may not fully offset the price decline of a security or group of securities held in the Fund’s portfolio.

Advisors Capital Tactical Fixed Income Fund | High-Yield Securities ("Junk Bond") Risk
Prospectus [Line Items]
Risk [Text Block]

High-Yield Securities ("Junk Bond") Risk. The Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the underlying funds' ability to sell these securities (liquidity risk).

Advisors Capital Tactical Fixed Income Fund | Preferred Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk. To the extent that the Fund invests in shares of preferred stock, the Fund may be subject to additional risks. Preferred shares generally pay dividends at a specified rate and generally have preference over common shares in the payments of dividends and the liquidation of an issuer's assets. Shareholders may suffer a loss of value if dividends are not paid. Shareholders may experience a loss of value due to adverse interest rate movements or a decline in the issuer's credit rating.

Advisors Capital Tactical Fixed Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Advisors Capital Active All Cap Fund | Common Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Advisors Capital Active All Cap Fund | General Risks
Prospectus [Line Items]
Risk [Text Block]

General Risks. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is the risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as COVID-19); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Advisors Capital Active All Cap Fund | Growth Investing Risk
Prospectus [Line Items]
Risk [Text Block]	Growth Investing Risk. If the Sub-Advisor's perception of an Underlying Fund that focuses on growth companies is wrong, the Underlying Fund may not perform as expected, reducing the Fund's return.
Advisors Capital Active All Cap Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Sub-Advisor's implementation of the Fund's strategy may fail to produce the intended results. Although the Sub-Advisor has managed similar strategies and sub-advised other mutual funds, the Sub-Advisor has not managed a mutual fund with this strategy.

Advisors Capital Active All Cap Fund | Sector Risk
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Advisors Capital Active All Cap Fund | Small- and Mid-Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Companies Risk. The Fund may invest in Underlying Fund that hold stocks of small- and mid-capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies. Small- and mid-capitalization companies may experience higher failure rates (bankruptcy) than do larger companies. The trading volume of securities of small- and mid-capitalization companies are normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Advisors Capital Active All Cap Fund | Value Investing Risk
Prospectus [Line Items]
Risk [Text Block]

Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company's intrinsic value may never be fully realized by the market or that a company judged by the Sub-Advisor to be undervalued may actually be appropriately priced.

Advisors Capital Active All Cap Fund | Risks of Exchange Traded Funds and Mutual Funds
Prospectus [Line Items]
Risk [Text Block]

Risks of Exchange Traded Funds and Mutual Funds. The Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by the Underlying Funds. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

Advisors Capital Active All Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Advisors Capital Growth Fund | Common Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Advisors Capital Growth Fund | General Risks
Prospectus [Line Items]
Risk [Text Block]

General Risks. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is the risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Advisors Capital Growth Fund | Growth Investing Risk
Prospectus [Line Items]
Risk [Text Block]	Growth Investing Risk. If the Sub-Advisor's perception of an Underlying Fund that focuses on growth companies is wrong, the Underlying Fund may not perform as expected, reducing the Fund's return.
Advisors Capital Growth Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Sub-Advisor's implementation of the Fund's strategy may fail to produce the intended results. Although the Sub-Advisor has managed similar strategies and sub-advised other mutual funds, the Sub-Advisor has not managed a mutual fund with this strategy.

Advisors Capital Growth Fund | Sector Risk
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times. Financial sector companies are often subject to extensive governmental regulation and the potential for additional burdensome regulation. The healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and product liability claims. Information technology companies face intense competition and potentially rapid product obsolescence. Industrial sector companies may be adversely affected by supply and demand related to their specific products or services and industrial sector products in general as well as technological developments and introduction of new products.

Advisors Capital Growth Fund | Small- and Mid-Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Companies Risk. The Fund may invest in Underlying Fund that hold stocks of small- and mid-capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies. Small- and mid-capitalization companies may experience higher failure rates (bankruptcy) than do larger companies. The trading volume of securities of small- and mid-capitalization companies are normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Advisors Capital Growth Fund | Risks of Exchange Traded Funds and Mutual Funds
Prospectus [Line Items]
Risk [Text Block]

Risks of Exchange Traded Funds and Mutual Funds. The Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by the Underlying Funds. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below net asset value; (ii) an active trading market for an ETF’s shares may not be maintained; (iii) trading of an ETF’s shares may be halted by its exchange for a number of reasons; (iv) ETFs are subject to a bid/asked spread and trading commission costs, and (v) ETFs are not redeemable by investors except for authorized participants who have trading agreements with an ETF and its distributor.

Advisors Capital Growth Fund | Large Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies.

Advisors Capital Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Advisors Capital International Fund | Common Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Advisors Capital International Fund | General Risks
Prospectus [Line Items]
Risk [Text Block]

General Risks. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is the risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Advisors Capital International Fund | Growth Investing Risk
Prospectus [Line Items]
Risk [Text Block]	Growth Investing Risk. If the Sub-Advisor's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund's return.
Advisors Capital International Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Sub-Advisor's implementation of the Fund's strategy may fail to produce the intended results. Although the Sub-Advisor has managed similar strategies, the Sub-Advisor has not managed a mutual fund with this strategy.

Advisors Capital International Fund | Sector Risk
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times. Financial sector companies are often subject to extensive governmental regulation and the potential for additional burdensome regulation. The healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and product liability claims. Information technology companies face intense competition and potentially rapid product obsolescence. Industrial sector companies may be adversely affected by supply and demand related to their specific products or services and industrial sector products in general as well as technological developments and introduction of new products.

Advisors Capital International Fund | Small- and Mid-Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]

Small-and Mid-Capitalization Companies Risk. The Fund invests in the stocks of small- and mid-capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies. Small-and mid-capitalization companies may experience higher failure rates (bankruptcy) than do larger companies. The trading volume of securities of small-and mid-capitalization companies are normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Advisors Capital International Fund | Value Investing Risk
Prospectus [Line Items]
Risk [Text Block]

Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company's intrinsic value may never be fully realized by the market or that a company judged by the Sub-Advisor to be undervalued may actually be appropriately priced.

Advisors Capital International Fund | Foreign Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Risk. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization. The Fund typically invests in foreign securities through ADRs. ADRs are alternatives to the direct purchase of the underlying securities in their national markets and currencies. ADRs are subject to risks similar to those associated with direct investment in foreign securities.

Advisors Capital International Fund | Large Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies.

Advisors Capital International Fund | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. Foreign issuer risks are more pronounced in emerging market countries, which are generally those with per capita income less than half that of the U.S. Emerging market countries may have different regulatory, accounting, auditing, and financial reporting and record keeping standards and may have material limitations on Public Company Accounting Oversight Board (“PCAOB”) inspection, investigation, and enforcement.

Advisors Capital International Fund | Limited History of Operations Risk
Prospectus [Line Items]
Risk [Text Block]

Limited History of Operations Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Advisors Capital International Fund | ADR Risk
Prospectus [Line Items]
Risk [Text Block]

ADR Risk. ADRs are subject to some of the same risks as direct investment in securities of foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs. Voting rights with respect to the deposited securities held by the ADR are rarely passed through to shareholders.

Advisors Capital International Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.